SUBSEQUENT EVENTS (Details) - USD ($)	May 07, 2022	Jan. 05, 2022	Jun. 14, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 26, 2020	May 21, 2020
Subsequent Event [Line Items]
Number of warrants to purchase ordinary shares				29,520,000	911,112	1,680,000
Subsequent event
Subsequent Event [Line Items]
Gross proceeds from warrants exercises	$ 14,700
Subsequent event | Consulting agreement
Subsequent Event [Line Items]
Term of investment and financial advisor period		1 year
Pre-funded warrants
Subsequent Event [Line Items]
Number of warrants issued			2,800,000
Number of warrants to purchase ordinary shares			8,814,102
Pre-funded warrants | Subsequent event
Subsequent Event [Line Items]
Number of warrants to purchase ordinary shares	1,470,000
Class A ordinary shares
Subsequent Event [Line Items]
Number of warrants to purchase ordinary shares			6,014,102			1,680,000	911,112
Class A ordinary shares | Subsequent event | Consulting agreement
Subsequent Event [Line Items]
Number of shares issued		1,050,000